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212.468.8053
JBaris@mofo.com
October 10, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             The Victory Portfolios
File Nos. 33-8982, 811-4852

Ladies and Gentlemen:

On behalf of The Victory Portfolios (“Registrant” or “VP”), we are filing via EDGAR, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”) Post-Effective Amendment No. 120 under the Securities Act and No. 121 under the 1940 Act to its registration statement on Form N-1A (the “Amendment”).

The Amendment is being filed under Rule 485(b) under the Securities Act regarding the Integrity Micro-Cap Equity Fund, Munder Growth Opportunities Fund, Munder Total Return Bond Fund, Munder Index 500 Fund, Integrity Small-Cap Value Fund, Munder Mid-Cap Core Growth Fund, Munder International Fund - Core Equity, Munder International Small-Cap Fund, Integrity Mid-Cap Value Fund, Integrity Small/Mid-Cap Value Fund and Munder Emerging Markets Small-Cap Fund (collectively, the “Funds”), each a new series portfolio of Registrant.

Each of the Funds has been established to continue the operations of Munder Micro-Cap Equity Fund, Munder Growth Opportunities Fund, Munder Bond Fund, Munder Index 500 Fund, Munder Veracity Small-Cap Value Fund, Munder Mid-Cap Core Growth Fund, Munder International Fund - Core Equity, Munder International Small-Cap Fund, Munder Integrity Mid-Cap Value Fund, Munder Integrity Small/Mid-Cap Value Fund, Munder Emerging Markets Small-Cap Fund (collectively, the “Munder Funds”), each a series portfolio of the Munder Series Trust (“MST”)(File No. 333-102943, 811-21294), after the consummation of plan of reorganization, which is expected to occur on or about October 31, 2014.

The purpose of the Amendment is to (a) reflect responses to the comments of the Staff of the Division of Investment Management provided with respect to Post-Effective Amendment No. 117 (PEA No. 117), which was filed pursuant to Rule 485(a) on June 17, 2014, and (b) include financial information as of June 30, 2014.

We note that the Registrant filed Post-Effective Amendments pursuant to Rule 485(b)(1)(iii) on August 29, 2014 and September 18, 2014 to delay effectiveness of PEA No. 117 until October 10, 2014.

The Registrant represents, and we concur, that the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485.

If you have any questions concerning the filing, please call me at 212-468-8053.

Very truly yours,

/s/Jay G. Baris

Jay G. Baris

cc:                                Karen L. Rossotto, Division of Investment Management

Leigh A. Wilson, Chair of the Board

Michael D. Policarpo, II, Victory Capital Management Inc.

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Edward J. Veilleux, Chief Compliance Officer

Nathan J. Greene, Shearman & Sterling LLP
Kelley A. Howes